CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 123,767	$ 138,907
Restricted cash	26,858	1,995
Trade accounts receivable, net	35,717	35,408
Inventories	1,027	1,030
Deferred income taxes	17,643	21,056
Prepaid expenses	7,501	6,946
Other current assets	14,888	5,926
Total current assets	227,401	211,268
Non-current restricted cash	226	16,160
Property and equipment, net	23,508	18,000
Deferred income taxes	20,538	26,813
Intangible assets, net	105,719	121,835
Goodwill	297,434	245,369
Investments	660	160
Other non-current assets	6,125	7,484
Total assets	681,611	647,089
Current liabilities:
Accounts payable	11,763	13,603
Accrued compensation and benefits	18,028	16,544
Accrued expenses and other current liabilities	82,887	53,098
Current portion of long-term debt	2,300	2,300
Income taxes payable	1,200	2,724
Deferred tax liabilities	898	568
Deferred revenue	167,123	166,815
Total current liabilities	284,199	255,652
Long-term debt, less current portion	221,092	222,625
Deferred revenue, less current portion	33,004	34,028
Deferred tax liabilities	28,596	25,613
Other non-current liabilities	7,302	31,974
Total liabilities	$ 574,193	$ 569,892
Commitments and contingencies (Note 18)
Redeemable non-controlling interest	$ 16,800	$ 40,040
Shareholders' equity
Ordinary shares (par value: €0.01; 54,763,151 Ordinary shares issued and 51,641,505 Ordinary shares outstanding at December 31, 2014 and 54,763,151 Ordinary shares issued and 51,628,104 Ordinary shares outstanding at December 31, 2015)	727	727
Distributions in excess of capital	(113,211)	(122,560)
Treasury shares	(61,297)	(60,858)
Accumulated other comprehensive loss	(15,181)	(12,814)
Retained earnings	279,580	232,662
Total shareholders' equity	90,618	37,157
Total liabilities and shareholders' equity	$ 681,611	$ 647,089